Offerings - Offering: 1	Jun. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,852,645
Proposed Maximum Offering Price per Unit	79.96
Maximum Aggregate Offering Price	$ 388,017,494.2
Fee Rate	0.01531%
Amount of Registration Fee	$ 59,405.48
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of common stock of ONEOK, Inc. as reported on the New York Stock Exchange on May 30, 2025, which was $79.96 per share.